9. Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2018
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
	2018 $	2017 $	2016 $
Cash at bank and in hand	102,705	147,673	271,158
Short-term bank deposits	92,896	240,167	1,129,380
	195,601	387,840	1,400,538

See note 17, Financial Instruments, for information on risk exposures for cash and cash equivalents.

Accounting policy: Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of 3 months or less.